Property, plant and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Beginning balance	₽ 1,074	₽ 724
Ending balance	2,346	1,074
Gross book value of fully depreciated assets	321	249
Increase (decrease) due to application of IFRS 16
Property and equipment
Beginning balance	936
Ending balance		936
Gross carrying amount
Property and equipment
Beginning balance	1,831	1,237
Additions	1,699	736
Additions from business combinations (Note 6)	45	45
Disposals	(395)	(187)
Assets held for sale	(341)
Ending balance	3,775	1,831
Gross carrying amount | Increase (decrease) due to application of IFRS 16
Property and equipment
Beginning balance	936
Ending balance		936
Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	2,767
Ending balance		2,767
Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(757)	(513)
Depreciation charge	(652)	(284)
Disposals	113	40
Assets held for sale	218
Impairment	(351)
Ending balance	(1,429)	(757)
Processing servers and engineering equipment
Property and equipment
Beginning balance	807	466
Ending balance	610	807
Processing servers and engineering equipment | Gross carrying amount
Property and equipment
Beginning balance	1,339	822
Transfer between groups	(110)	22
Additions	356	478
Additions from business combinations (Note 6)		82
Disposals	(75)	(65)
Assets held for sale	(341)
Ending balance	1,169	1,339
Processing servers and engineering equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	1,339
Ending balance		1,339
Processing servers and engineering equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(532)	(356)
Transfer between groups	96
Depreciation charge	(246)	(192)
Disposals	37	16
Assets held for sale	218
Impairment	(132)
Ending balance	(559)	(532)
Computers and office equipment
Property and equipment
Beginning balance	172	54
Ending balance	191	172
Computers and office equipment | Gross carrying amount
Property and equipment
Beginning balance	278	130
Transfer between groups	3	5
Additions	147	134
Additions from business combinations (Note 6)		22
Disposals	(98)	(13)
Ending balance	330	278
Computers and office equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	278
Ending balance		278
Computers and office equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(106)	(76)
Depreciation charge	(68)	(40)
Disposals	35	10
Ending balance	(139)	(106)
Other equipment
Property and equipment
Beginning balance	76	93
Ending balance	30	76
Other equipment | Gross carrying amount
Property and equipment
Beginning balance	195	174
Transfer between groups	(152)	12
Additions	14	109
Additions from business combinations (Note 6)	3	9
Disposals	(7)	(109)
Ending balance	53	195
Other equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	195
Ending balance		195
Other equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(119)	(81)
Transfer between groups	128
Depreciation charge	(34)	(52)
Disposals	2	14
Ending balance	(23)	(119)
Construction in progress (CIP) and Advances for equipment
Property and equipment
Beginning balance	19	111
Ending balance	108	19
Construction in progress (CIP) and Advances for equipment | Gross carrying amount
Property and equipment
Beginning balance	19	111
Transfer between groups	(9)	(39)
Additions	104	15
Additions from business combinations (Note 6)		(68)
Disposals	(6)
Ending balance	108	19
Construction in progress (CIP) and Advances for equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	19
Ending balance		19
Leasehold improvements
Property and equipment
Ending balance	55
Leasehold improvements | Gross carrying amount
Property and equipment
Transfer between groups	268
Additions	230
Ending balance	498
Leasehold improvements | Accumulated depreciation, amortisation and impairment
Property and equipment
Transfer between groups	(224)
Impairment	(219)
Ending balance	(443)
Right of use of leased assets
Property and equipment
Ending balance	1,352
Right of use of leased assets | Gross carrying amount
Property and equipment
Additions	848
Additions from business combinations (Note 6)	42
Disposals	(209)
Ending balance	1,617
Right of use of leased assets | Gross carrying amount | Increase (decrease) due to application of IFRS 16
Property and equipment
Beginning balance	936
Ending balance		936
Right of use of leased assets | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance	936
Ending balance		₽ 936
Right of use of leased assets | Accumulated depreciation, amortisation and impairment
Property and equipment
Depreciation charge	(304)
Disposals	39
Ending balance	₽ (265)